Rollforward of Plan Investment Assets Including Change in Fair Value Classified in Level 3 of Valuation Hierarchy (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Domestic Pension Benefits	Dec. 31, 2011 Domestic Pension Benefits	Dec. 31, 2012 Foreign Pension Benefits	Dec. 31, 2011 Foreign Pension Benefits	Dec. 31, 2012 Level 3 Domestic Pension Benefits	Dec. 31, 2011 Level 3 Domestic Pension Benefits	Dec. 31, 2012 Level 3 Domestic Pension Benefits Fund of Funds	Dec. 31, 2011 Level 3 Domestic Pension Benefits Fund of Funds	Dec. 31, 2012 Level 3 Domestic Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2011 Level 3 Domestic Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2012 Level 3 Foreign Pension Benefits	Dec. 31, 2011 Level 3 Foreign Pension Benefits	Dec. 31, 2012 Level 3 Foreign Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2011 Level 3 Foreign Pension Benefits Venture Capital and Partnership Interests	Dec. 31, 2012 Level 3 Foreign Pension Benefits Corporate Debt Obligations	Dec. 31, 2010 Level 3 Foreign Pension Benefits Corporate Debt Obligations
Defined Benefit Plan Disclosure [Line Items]
Fair value at beginning of period	$ 3,529	$ 3,628	$ 681	$ 611	$ 249	$ 249	$ 128	$ 134	$ 121	$ 115	$ 54	$ 55	$ 40	$ 41	$ 14	$ 14
Total gains or (losses) included in earnings (or changes in net assets)	487	26	60	30	22	18	6	(2)	16	20	4	1	1	1	3
Purchases					9	7			9	7	1	4	1	4
Sales					(45)	(25)	(4)	(4)	(41)	(21)	(1)	(6)	(1)	(6)
Fair value at end of period	4,278	3,529	782	681	235	249	130	128	105	121	58	54	41	40	17	14
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period					$ 1	$ 10	$ 5	$ 2	$ (4)	$ 8	$ 4	$ 1	$ 1	$ 1	$ 3